Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s stockholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Director Compensation—Narrative to Director Compensation Table” below. The Company does not otherwise maintain any written policies on the timing of awards of stock options, stock appreciation rights, or similar instruments with option-like features. The Compensation Committee generally does not take material nonpublic information about the Company into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of material nonpublic information. The Company has not timed the release of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee generally does not take material nonpublic information about the Company into account when determining the timing of awards and it does not seek to time the award of stock options in relation to the Company’s public disclosure of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false